Information by business segment (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of segment results and reconciliation to (loss) income before income tax

					2021
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,165,584	2,028,831	(636,212)	63,907	2,622,110
Cost of sales	(719,358)	(1,796,111)	636,212	(86,779)	(1,966,036)
Gross profit	446,226	232,720	-	(22,872)	656,074

Selling, general and administrative	(70,271)	(68,593)	-	(17,922)	(156,786)
Mineral exploration and project evaluation	(75,549)	(9,494)	-	-	(85,043)
Other income and expenses, net	(34,050)	34,196	-	31,802	31,948
Operating income (loss)	266,356	188,829	-	(8,992)	446,193

Depreciation and amortization	174,891	78,861	-	4,959	258,711
Miscellaneous adjustments (i)	(664)	-	-	-	(664)
Adjusted EBITDA	440,583	267,690	-	(4,033)	704,240

Miscellaneous adjustments (i)					664
Depreciation and amortization					(258,711)
Net financial results					(136,902)
Income before income tax					309,291

(i) Related to minor impairment reversals of equipment costs previously impaired and that were sold in 2021. Due to the low amounts, these are included as Other income and expenses, net.

					2020
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	748,462	1,550,323	(375,402)	27,546	1,950,929
Cost of sales	(625,408)	(1,287,902)	375,402	(26,023)	(1,563,931)
Gross profit	123,054	262,421	-	1,523	386,998

Selling, general and administrative	(70,354)	(64,874)	-	(16,391)	(151,619)
Mineral exploration and project evaluation	(48,555)	(5,466)	-	(3,180)	(57,201)
Impairment of non-current assets	(512,706)	(44,791)	-	-	(557,497)
Other income and expenses, net	(23,648)	(5,545)	-	10,029	(19,164)
Operating (loss) income	(532,209)	141,745	-	(8,019)	(398,483)

Depreciation and amortization	159,984	82,650	-	1,291	243,925
Impairment of non-current assets	512,706	44,791	-	-	557,497
Adjusted EBITDA	140,481	269,186	-	(6,728)	402,939

Impairment of non-current assets					(557,497)
Depreciation and amortization					(243,925)
Net financial results					(278,175)
Loss before income tax					(676,658)
					2019
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,000,580	1,865,733	(535,776)	2,178	2,332,715
Cost of sales	(805,058)	(1,655,062)	535,776	(23,484)	(1,947,828)
Gross profit	195,522	210,671	-	(21,306)	384,887

Selling, general and administrative	(117,280)	(89,540)	-	(9,691)	(216,511)
Mineral exploration and project evaluation	(109,549)	(9,503)	-	(11)	(119,063)
Impairment of non-current assets	(142,133)	-	-	-	(142,133)
Other income and expenses, net	(13,955)	(29,569)	-	25,318	(18,206)
Operating (loss) income	(187,395)	82,059	-	(5,690)	(111,026)

Depreciation and amortization	217,870	97,975	-	2,047	317,892
Impairment of non-current assets	142,133	-	-	-	142,133
Adjusted EBITDA	172,608	180,034	-	(3,643)	348,999

Impairment of non-current assets					(142,133)
Depreciation and amortization					(317,892)
Net financial results					(104,854)
Loss before income tax					(215,880)